Financial Instruments - Fair Values and Risk Management - Summary of Percentage of Revenue and Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Revenue	€ 52,304	€ 41,606	€ 39,865
Trade receivables	8,028	7,202	5,235
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Financial Instruments [Line Items]
Revenue	48,457	38,401	36,442
Trade receivables	€ 6,953	€ 5,961	€ 3,619